Equity - Summary of Convertible Preferred Stock (Details) (Parenthetical) - Sarcos Corp and Subsidiaries - Series A Preferred Stock [Member] - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Stockholders Equity Details [Line Items]
liquidation preference	$ 3.8573	$ 3.8573
conversion price	$ 2.9002	$ 2.9002